Securitization debt (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Securitization debt
Securitization debt	¥ 969,000
Asset-backed Securities ("ABS")
Securitization debt
Aggregate amount offered	500,000
100% of the subordinated securities	25,000
Securitization debt	475,000
Asset-backed notes("ABN")
Securitization debt
Aggregate amount offered	520,000
100% of the subordinated securities	26,000
Securitization debt	¥ 494,000